Note 14 - Segmented Information (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Long-lived Assets by Geographic Areas [Table Text Block]
	December 31, 2017	December 31, 2016
	$	$
Total assets
Canada	3,519,918	114,912
US	1,695,904	4,460,646

Total property and equipment
US	371,157	289,034